S000062201 [Member] Investment Strategy - iShares Future AI & Tech ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar Global Artificial Intelligence Select Index (the “Underlying Index”), which measures the performance of equity securities issued by companies with exposure to artificial intelligence (“AI”) technologies, including generative AI, AI data and infrastructure, AI software, and AI services (each an “AI subtheme”), as determined by the equity research team of Morningstar, Inc. (the “Index Provider” or “Morningstar”).
The Underlying Index is a subset of the Morningstar Global Markets Index (the “Parent Index”), which represents approximately the top 97% of the global investable equity market capitalization. The eligible universe of securities in the Underlying Index includes the Parent Index, excluding companies in India or the People’s Republic of China and companies with an average three-month trailing daily trading volume of less than $2 million and float market capitalization of less than $300 million.
The Index Provider scores companies in the eligible universe on a four-point thematic exposure scale based on exposure to at least one AI subtheme and then assigns each company to one of three tiers (i.e., Tier 1, Tier 2 or Tier 3). Morningstar considers each company’s role in the AI subtheme value chain, expected net profit increase from exposure to at least one AI subtheme and the portion of revenue expected to be derived from each AI subtheme over the next five years. Many of the companies included in the eligible universe of securities for the Underlying Index may not currently earn the majority of their income from AI-related activities. Companies with a score of 2 or higher on the generative AI subtheme are assigned to Tier 1, and the rest are classified as either Tier 2 or Tier 3. All companies with a score of at least 2 across any one of the three other AI subthemes (i.e., Al data and infrastructure, Al services, or Al software) are assigned to Tier 2. Companies with an aggregate score of at least 3 across all four AI subthemes are also assigned to Tier 2. All remaining companies with a non-zero score on at least one AI subtheme are assigned to Tier 3. The Index Provider then ranks the companies to emphasize thematic purity and exposure to the generative AI subtheme according to the following ranking criteria (in descending order):
• Tier 1 companies are preferred over Tier 2 companies, and Tier 2 companies are preferred over Tier 3 companies.
• Generative AI subtheme score (highest to lowest).
• Aggregate score across all 4 subthemes (highest to lowest).
• Current index constituents are given preference.
• Current total market capitalization, with preference to smaller market capitalization over larger market capitalization.
Morningstar generally includes the top 50 companies in the Underlying Index, subject to adjustments for corporate actions.
The Underlying Index is weighted by float-adjusted market capitalization; however, the aggregate weight of Tier 3 securities cannot exceed 10%, and the excess weight is redistributed proportionally to Tier 1 and Tier 2 securities. Additionally, the weight of any one Tier 1, Tier 2 or Tier 3 security, respectively, cannot exceed 6%, 3% and 3%, with the excess weight distributed proportionally within each Tier. If the aggregate weight of securities with a weight of at least 4.5% exceeds 22.5%, then Morningstar caps the weight of any one security at 6% and the sum of securities at 22.5%, with excess weight redistributed proportionally within each Tier.
The Underlying Index is rebalanced quarterly on the third Friday of March, June and September (effective the following business day) and reconstituted and rebalanced annually following the third Friday of December (effective the following business day). To remain in the Underlying Index, current constituents must have an average three-month daily trading volume of at least $1.6 million and a free-float market capitalization of at least $240 million at the annual reconstitution.
As of March 31, 2025, the Underlying Index consisted of 50 issuers from the following eight countries or regions: Canada, France, Israel, Japan, South Korea, Taiwan and the U.S. The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the technology and AI industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.